Share Capital - Summary of Dividend Declared and Paid Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividends declared per share	$ 0.08	$ 0.22	$ 0.21
Dividends paid, ordinary shares per share	0.08	0.22	0.21
Special Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared per share	0.08	0.22	0.21
Dividends paid, other shares per share	0.08	0.22	0.21
Preference shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share	0.35	0.22	0.21
Dividends paid, other shares per share	0.35	0.22	0.21
Series C Preference Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared per share	0.16	0.46	0.46
Dividends paid, other shares per share	$ 0.16	$ 0.46	$ 0.46